Goodwill and Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Statement [Line Items]
Intangible assets other than goodwill	$ 2,442	$ 2,424
Accumulated depreciation and amortisation [member]
Statement [Line Items]
Intangible assets other than goodwill	(5,604)	(5,163)	$ (4,565)
Software amortizing [member]
Statement [Line Items]
Intangible assets other than goodwill	1,735	1,475
Software amortizing [member] | Accumulated depreciation and amortisation [member]
Statement [Line Items]
Intangible assets other than goodwill	(3,681)	(3,361)	$ (2,970)
Internally generated [member] | Software amortizing [member]
Statement [Line Items]
Intangible assets other than goodwill	4,458	3,969
Internally generated [member] | Software amortizing [member] | Accumulated depreciation and amortisation [member]
Statement [Line Items]
Intangible assets other than goodwill	$ (2,909)	$ (2,594)